SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

15.SHARE CAPITAL

(a)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b)	Issued share capital

On April 3, 2020, the Company closed an equity financing of 36,600,000 common shares at a price of C$2.05 per common share for aggregate gross proceeds to the Company of C$75,030,000  ($53,368,000). Transaction costs amounted to $2,034,000.

During the year ended December 31, 2020, the Company issued:

•	2,057,606 (December 31, 2019 – 6,167,500) common shares pursuant to the exercise of warrants for proceeds of $2,858,000 (December 31, 2019 – $2,892,000) (note 16(c)).
•	2,112,103 (December 31, 2019 – 1,358,491) common shares pursuant to the exercise of stock options for proceeds of $1,823,000 (December 31, 2019 – $1,198,000) (note 16(a)).
•	414,063 (December 31, 2019 – 202,667) common shares pursuant to the vesting of RSUs (note 16(b)).
•	1,000,000 (December 31, 2019 – nil) common shares pursuant to the vesting of bonus shares (note 16(d)).
(c)	Warrants

During 2019, we announced an Early Warrant Exercise Incentive Program, the purpose of which was to encourage the early exercise of the Company’s warrants which are scheduled to expire on July 8, 2021 (the “July 2021 warrants”).  Under the incentive program, holders of such warrants were entitled to receive one full new warrant (the “Incentive Warrant”) if they exercised their July 2021 warrants prior to July 12, 2019.  Each Incentive Warrant is exercisable into one common share of the Company at a price of $1.65 expiring June 12, 2022.  Pursuant to this program, the Company issued 5,842,500 Incentive Warrants upon the exercise of the same number of July 2021 warrants.

In December 2019, the Company issued 32.5 million common share purchase warrants in connection with the closing of the Credit Facility (note 11).

The following summarizes information about warrants outstanding during 2020:

	Exercise	December 31			December 31
Expiry date	price	2019	Issued	Exercised	2020
February 15,2021	C$2.35	8,790,600	—	(1,007,606)	7,782,994
July 8,2021	C$0.62	570,000	—	(200,000)	370,000
June 12,2022	C$1.65	5,842,500	—	(850,000)	4,992,500
November 7,2022	C$1.40	3,000,000	—	—	3,000,000
December 18,2026	C$3.00	32,500,000	—	—	32,500,000
Total number of warrants		50,703,100	—	(2,057,606)	48,645,494
Weighted average exercise price		C$2.61	—	C$1.89	C$2.64

The following summarizes information about warrants outstanding during 2019:

	Exercise	December 31			December 31
Expiry date	price	2018	Issued	Exercised	2019
February 15,2021	C$2.35	8,790,600	—	—	8,790,600
July 8,2021	C$0.62	6,737,500	—	(6,167,500)	570,000
June 12,2022	C$1.65	—	5,842,500	—	5,842,500
November 7,2022	C$1.40	3,000,000	—	—	3,000,000
December 18,2026	C$3.00	—	32,500,000	—	32,500,000
Total number of warrants		18,528,100	38,342,500	(6,167,500)	50,703,100
Weighted average exercise price		C$1.57	C$2.79	C$0.62	C$2.61